DISPOSALS OF CONSOLIDATED ENTITIES (Details Narrative)		12 Months Ended
	Mar. 13, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
Disposition of assets	¥ 360,000	$ 68,545
Banna Taoping Agricultural Tech. Co., Ltd. [Member]
Equity interest	60.00%